Putnam Investments, LLC
                                               One Post Office Square
                                               Boston, MA 02109
                                               June 1, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam International Fund 2000, a series of Putnam Funds Trust
    (Reg. No. 333-515) (811-7513) (the "Fund")
    Post-Effective Amendment No.59 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 59 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on May 28, 2004.

Comments or questions concerning this certificate may be directed to Beth K. Werths at 1-800-225-2465, ext. 11913.

                                               Very truly yours,
                                               Putnam International Fund 2000

                                               /s/ Charles E. Porter

                                           By: --------------------------------
                                               Charles E. Porter
                                               Executive Vice President

cc: Ropes & Gray LLP